Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of senior debt	$ 9,430	$ 8,850
Fair value of senior debt	10,160	9,510
Foreign exchange contract [Member]
Derivative [Line Items]
Gain (loss) on non-designated foreign exchange contracts	(27)	33
Cash flow hedging [Member] | Foreign exchange contract [Member]
Derivative [Line Items]
Notional amount of derivative	$ 410	$ 433